Activity of Unvested Restricted Stock Units and Performance Share Units (Detail) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, weighted-average grant date fair value of unvested shares	$ 19.00
Granted, weighted-average grant date fair value	$ 44.07	$ 19.00
Vested, weighted-average grant date fair value
Performance shares adjustment, weighted-average grant date fair value
Forfeited, weighted-average grant date fair value	$ 19.00
Ending balance, weighted-average grant date fair value of unvested shares	$ 21.60	$ 19.00
Beginning balance, unvested shares	65,899
Granted, shares	7,220	65,899
Vested, shares
Performance Shares Adjustment
Forfeited, shares	(3,568)
Ending balance, unvested shares	69,551	65,899